Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Schedule of Property, Plant and Equipment [Abstract]
Construction in progress	$ 370,781,608	$ 362,667,293
Land	1,704,675	1,704,675
Machinery and equipment	9,555,000	9,555,000
Operations plant	16,397,000	16,397,000
Total property, plant and equipment	$ 398,438,283	$ 390,323,968